STOCKHOLDERS’ EQUITY (Details Narrative)		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 06, 2025 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 31, 2025 shares	Mar. 11, 2024 $ / shares
Class of Stock [Line Items]
Common Stock, Shares Authorized		500,000,000		500,000,000			500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001		$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized		50,000,000		50,000,000			50,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001		$ 0.0001			$ 0.0001
Preferred Stock, Shares Issued		0		0			0
Common Stock, Shares, Outstanding		149,264,925		149,264,925			140,227,818	183,078,394
Share-Based Payment Arrangement, Expense | $		$ 4,165,252		$ 5,351,857
Share-Based Payment Arrangement, Noncash Expense | $				5,406,752
XCF Global Capital Inc [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized						900,000,000	900,000,000
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.001	$ 0.001
Preferred Stock, Shares Authorized						100,000,000	100,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.001	$ 0.001
Preferred Stock, Shares Issued						0	0
Common Stock, Shares, Outstanding						62,329,743	74,999,777
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $		$ 53,052,194		$ 53,052,194
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				3 years 3 months 10 days
2025 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	10,449,264
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum	5.00%
Warrant [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		17,900,000		17,900,000
Common Stock [Member] | XCF Global Capital Inc [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services						17,500,000	12,670,034
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized		50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001		$ 0.0001
Common Stock, Capital Shares Reserved for Future Issuance		29,349,264		29,349,264
Conversion of Stock, Shares Converted				4,670,544
Conversion of Stock, Shares Issued				5,322,463
Common Class A [Member] | XCF Global Capital Inc [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		17,900,000		17,900,000
Common Class B [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted				651,919
Common Class B [Member] | XCF Global Capital Inc [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio				0.6862